Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets

Balance Sheets

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
ASSETS
Current assets
Cash and cash equivalents	$16,527	$10,037	$104,924	$126,161
Short-term investments	80,732	98,150	—	—
Prepaid expenses and other receivables	485	176	490	96
Amount due from subsidiaries	19,350	22,653	31,019	30,979
Dividends receivable	3,517	3,195	3,195	3,195
Total current assets	120,611	134,211	139,628	160,431
Investment in subsidiaries	8,145,953	8,188,226	8,356,206	8,851,872
Total assets	$8,266,564	$8,322,437	$8,495,834	$9,012,303
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$4,306	$2,248	$1,132	$13,711
Amount due to subsidiaries	—	4,448	3,994	3,584
Total current liabilities	4,306	6,696	5,126	17,295
Total liabilities	$4,306	$6,696	$5,126	$17,295
EQUITY
Common stock	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable	—	—	—	(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Retained earnings	8,419,824	8,328,919	8,342,410	8,327,943
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Total liabilities and equity	$8,266,564	$8,322,437	$8,495,834	$9,012,303

Schedule of Statements of Operations and Comprehensive Income (Loss)

Statements of Operations and Comprehensive Income (Loss)

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Selling, general and administrative expenses	$17,535	$11,418	$9,366	$15,148
Total operating expenses	17,535	11,418	9,366	15,148
Loss from operations	(17,535)	(11,418)	(9,366)	(15,148)
Other income (expenses)	5,944	3,133	(38)	95
Interest income	381	622	770	248
Equity earnings (losses) of subsidiaries, net of tax	102,115	(5,828)	23,101	8,136,987
Net income (loss)	90,905	(13,491)	14,467	8,122,182
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(133,769)	(170,931)	(523,466)	109,636
Unrealized gain (loss) on available-for-sales investments	(10,619)	8,779	(7,301)	—
Total comprehensive (loss) income	$(53,483)	$(175,643)	$(516,300)	$8,231,818

Schedule of Statements of Cash Flows

Statements of Cash Flows

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Operating activities
Net income (loss)	$90,905	$(13,491)	$14,467	$8,122,182
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Share-based compensation	—	—	—	7,735
- Equity earnings (losses) of subsidiaries, net of tax	(102,115)	5,828	(23,101)	(8,136,987)
Changes in:
- Amount due from subsidiaries	3,303	8,366	(40)	62,686
- Prepaid expenses and other receivables	(309)	314	(394)	2,365
- Dividend receivables	(322)	—	—	—
- Amount due to subsidiaries	(4,448)	454	410	1,006
- Accrued expenses and other payables	2,058	1,116	(12,579)	9,474
Net cash (used in) provided by operating activities	(10,928)	2,587	(21,237)	68,461
Financing activities
- Proceeds from exercised stock options	—	676	—	1,034
Net cash provided by financing activities	—	676	—	1,034
Investing activities
- Proceeds from redemption of short-term investments	93,418	49,850	—	—
- Purchase of short-term investments	(76,000)	(148,000)	—	—
Net cash provided by investing activities	17,418	(98,150)	—	—
Increase (decrease) in cash and cash equivalents	6,490	(94,887)	(21,237)	69,495
Cash and cash equivalents, beginning of year	10,037	104,924	126,161	56,666
Cash and cash equivalents, end of year	$16,527	$10,037	$104,924	$126,161